Loss before taxation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Loss before taxation
Schedule of expenses by nature

(a)	Finance costs

	For the six months ended June 30,
	2022 $	2021 $
Interest expenses on lease liabilities	127,024	59,625
Imputed interest on deferred consideration	—	22,329
Changes in the carrying amount of preference shares liabilities (note 15)	3,752,758	340,387
Interest on trade financing	59,709	—
Other interest expenses	83	15

	3,939,574	422,356

(b)	Staff costs

	For the six months ended June 30,
	2022 $	2021 $
Salaries, wages and other benefits	52,257,819	29,189,244
Contributions to defined contribution retirement plan	498,482	225,513
Equity-settled share-based payment expenses	22,150,125	3,270,895

	74,906,426	32,685,652

(c)	Other items

	For the six months ended June 30,
	2022 $	2021 $
Cost of inventories	45,059,870	22,470,692
Depreciation charge
– owned property, plant and equipment	2,002,036	1,003,764
– right-of-use assets	1,030,687	510,241
Amortization of intangible assets	1,069,962	848,367
Auditor’s remuneration	255,343	390,465
Miscellaneous laboratory charges	111	265

(a) Finance costs

	Year ended December 31,
	2021 $	2020 $	2019 $
Interest expenses on lease liabilities (notes 9(a) and 18(b))	205,915	49,400	64,107
Imputed interest on deferred consideration	22,235	9,513	—
Changes in the carrying amount of preference shares liabilities (note 26)	5,009,847	—	—
Other interest expenses	33	654	5,283

	5,238,030	59,567	69,390

(b) Staff costs

	Year ended December 31,
	2021 $	2020 $	2019 $
Salaries, wages and other benefits	76,622,503	16,019,896	7,121,390
Contributions to defined contribution retirement plan	562,427	219,440	192,241
Equity-settled share-based payment expenses	22,141,614	1,229,312	2,515,276

	99,326,544	17,468,648	9,828,907

(c) Other items

	Year ended December 31,
	2021 $	2020 $	2019 $
Cost of inventories (note 15)	52,701,330	10,412,753	4,383,747
Depreciation charge (note 9)
— owned property, plant and equipment	2,745,549	708,637	617,334
— right-of-use assets	1,542,566	583,835	506,738
Amortization of intangible assets (note 10)	3,058,527	1,133,564	1,110,516
Write-off on property, plant and equipment	476,431	—	—
Auditor’s remuneration	1,221,439	566,553	56,763
Miscellaneous laboratory charges	13,953	12,892	15,529